Fair Values (Quantitative Information Significant Unobservable Inputs - Assets & Liabilities) (Details) - Designated as Hedging Instrument [Member] - Fair Value, Inputs, Level 3 [Member] - CAD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 183	$ 389
Derivative Assets (Liabilities), at Fair Value, Net, Total	(149)	(349)
Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	34	40
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ (6)
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 24.88
Fair Value Inputs, Entity Credit Risk	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 117.9
Fair Value Inputs, Entity Credit Risk	0.01%
Fair Value Inputs, Discount Rate	0.13%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 95.46
Fair Value Inputs, Entity Credit Risk	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 1
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 24.88
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 117.9
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.13%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 92.93
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 2
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 94.5
Fair Value Inputs, Correlation factor	0.94%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 117
Fair Value Inputs, Correlation factor	0.99%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 105.52
Fair Value Inputs, Correlation factor	0.96%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 8
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 63.48
Fair Value Inputs, Correlation factor	0.94%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 117
Fair Value Inputs, Correlation factor	0.99%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Power swaps and physical contracts [Member] | Modelled pricing with correlation factor [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 102.68
Fair Value Inputs, Correlation factor	0.96%
Fair Value Inputs, Probability of Default	0.00%
Fair Value Inputs, Discount Rate	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 172	$ 386
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 1.89	$ 1.55
Fair Value Inputs, Entity Credit Risk	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.00%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 11.81	$ 11.87
Fair Value Inputs, Entity Credit Risk	0.00%	0.07%
Fair Value Inputs, Discount Rate	0.12%	0.14%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 4.64	$ 6.26
Fair Value Inputs, Entity Credit Risk	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.02%	0.02%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 18	$ 27
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 2.06	$ 1.41
Fair Value Inputs, Probability of Default	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.00%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 8.24	$ 11.87
Fair Value Inputs, Probability of Default	0.05%	0.07%
Fair Value Inputs, Discount Rate	0.29%	0.32%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 3.61	$ 3.87
Fair Value Inputs, Probability of Default	0.00%	0.01%
Fair Value Inputs, Discount Rate	0.06%	0.05%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 15	$ 3
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 2.15	$ 1.83
Fair Value Inputs, Comparability Adjustments	0.08%	(0.11%)
Fair Value Inputs, Entity Credit Risk	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.00%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 12.52	$ 11.87
Fair Value Inputs, Comparability Adjustments	0.71%	0.64%
Fair Value Inputs, Entity Credit Risk	0.00%	0.05%
Fair Value Inputs, Discount Rate	0.08%	0.10%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Liabilities [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 8.94	$ 5.93
Fair Value Inputs, Comparability Adjustments	0.53%	0.27%
Fair Value Inputs, Entity Credit Risk	0.00%	0.01%
Fair Value Inputs, Discount Rate	0.01%	0.01%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure	$ 7	$ 12
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 2.04	$ 1.83
Fair Value Inputs, Comparability Adjustments	0.08%	(0.11%)
Fair Value Inputs, Probability of Default	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.00%	0.00%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 12.52	$ 11.87
Fair Value Inputs, Comparability Adjustments	0.71%	0.64%
Fair Value Inputs, Probability of Default	0.00%	0.05%
Fair Value Inputs, Discount Rate	0.09%	0.10%
Held for Trading Hedge [Member] | Natural gas swaps, futures, forwards, physical contracts [Member] | Modelled pricing with basis adjustments [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes	$ 6.42	$ 6.16
Fair Value Inputs, Comparability Adjustments	0.52%	0.39%
Fair Value Inputs, Probability of Default	0.00%	0.00%
Fair Value Inputs, Discount Rate	0.01%	0.00%
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Assets, Fair Value Disclosure		$ 1
Regulatory Deferral Hedge [Member] | Heavy fuel oil purchases [Member] | Market Approach Valuation Technique [Member] | Derivative Financial Instruments, Assets [Member] | Weighted Average [Member]
Fair Value Inputs [Abstract]
Fair Value Inputs, Offered Quotes		$ 69.64
Fair Value Inputs, Probability of Default		0.80%